SCHEDULE OF CONVERTIBLE NOTES (Details) - Convertible Notes Payable [Member] - Parent Company [Member]	Jun. 30, 2025
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Measurement input, convertible notes	0.64
Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Measurement input, convertible notes	0.27
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Measurement input, convertible notes	0.1266